UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chigao, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31,

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 60.3%
Aerospace & Defense — 1.2%
9,580	Honeywell International, Inc.	$554,778
29,494	United Technologies Corp.	2,080,802

		2,635,580

Auto Components — 0.3%
8,906	Autoliv, Inc.	531,688

Beverages — 1.2%
49,110	The Coca-Cola Co.	2,602,339

Biotechnology — 0.8%
3,090	Celgene Corp.*	189,232
17,900	Gilead Sciences, Inc.*(a)	1,481,583

		1,670,815

Building Products — 0.4%
2,925	American Standard Companies, Inc.	174,856
18,960	Masco Corp.	572,782

		747,638

Capital Markets — 2.6%
35,098	American Capital Strategies Ltd.(a)	1,699,796
24,506	Apollo Investment Corp.	576,626
32,770	Mellon Financial Corp.	1,419,924
44,700	The Bank of New York Co., Inc.	1,813,032

		5,509,378

Chemicals — 0.2%
10,530	Dow Chemical Co.	477,851

Commercial Banks — 3.1%
24,300	Comerica, Inc.	1,526,769
11,270	Fifth Third Bancorp	477,397
7,460	First Horizon National Corp.	300,563
3,460	FirstMerit Corp.	74,494
19,316	KeyCorp	687,843
21,920	National City Corp.	758,213
30,660	U.S. Bancorp	1,060,223
48,176	Wells Fargo & Co.	1,738,672

		6,624,174

Commercial Services & Supplies — 0.6%
11,730	Pitney Bowes, Inc.	560,107
5,940	R.R. Donnelley & Sons Co.	254,351
12,327	Waste Management, Inc.	476,685

		1,291,143

Communications Equipment — 1.2%
11,350	Cisco Systems, Inc.*	305,542
13,190	Motorola, Inc.	239,926
49,300	QUALCOMM, Inc.	2,117,435

		2,662,903

Computers & Peripherals — 2.1%
2,400	Apple, Inc.*	291,744

Shares	Description	Value
Common Stocks — (continued)
Computers & Peripherals — (continued)
66,400	Hewlett-Packard Co.	$3,035,144
11,900	International Business Machines Corp.	1,268,540

		4,595,428

Containers & Packaging — 0.2%
17,523	Packaging Corp. of America	453,145

Distributors — 0.2%
7,080	Genuine Parts Co.	363,346

Diversified Consumer Services — 0.2%
25,300	The ServiceMaster Co.	391,644

Diversified Financial Services — 4.0%
61,071	Bank of America Corp.	3,096,910
77,434	Citigroup, Inc.	4,219,379
22,991	JPMorgan Chase & Co.	1,191,624

		8,507,913

Diversified Telecommunication Services — 2.6%
60,208	AT&T, Inc.	2,488,999
3,100	Citizens Communications Co.	49,135
63,738	Verizon Communications, Inc.	2,774,515
14,061	Windstream Corp.	211,196

		5,523,845

Electric Utilities — 1.3%
53,850	Duke Energy Corp.	1,052,229
6,900	Progress Energy, Inc.	345,621
36,950	Southern Co.	1,330,569

		2,728,419

Electrical Equipment — 0.3%
14,980	Emerson Electric Co.	725,781

Energy Equipment & Services — 1.0%
15,678	Baker Hughes, Inc.	1,293,121
11,720	GlobalSantaFe Corp.	800,476

		2,093,597

Food & Staples Retailing — 0.7%
7,100	SUPERVALU, Inc.	338,244
15,280	Sysco Corp.	506,074
11,980	Wal-Mart Stores, Inc.	570,248

		1,414,566

Food Products — 1.6%
58,140	ConAgra Foods, Inc.	1,482,570
3,120	General Mills, Inc.	191,069
13,020	H.J. Heinz Co.	619,492
13,979	Kraft Foods, Inc.	473,049
42,120	Sara Lee Corp.	753,948

		3,520,128

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Supplies — 0.5%
11,600	Becton, Dickinson & Co.	$884,500
3,530	Medtronic, Inc.	187,690

		1,072,190

Health Care Providers & Services — 0.1%
2,560	Manor Care, Inc.	174,080

Hotels Restaurants & Leisure — 1.6%
9,060	Carnival Corp.	456,986
15,877	Harrah’s Entertainment, Inc.	1,356,690
24,630	McDonald’s Corp.	1,245,047
13,500	Ruby Tuesday, Inc.	372,195

		3,430,918

Household Durables — 0.8%
9,290	KB HOME	426,318
43,711	Newell Rubbermaid, Inc.	1,388,261

		1,814,579

Household Products — 0.9%
15,190	Kimberly-Clark Corp.	1,077,882
12,270	Procter & Gamble Co.	779,759

		1,857,641

Industrial Conglomerates — 2.8%
6,970	3M Co.	613,081
143,420	General Electric Co.	5,389,724

		6,002,805

Insurance — 1.7%
16,480	American International Group, Inc.	1,192,163
9,950	MetLife, Inc.	676,600
2,520	Nationwide Financial Services, Inc.	156,013
21,555	The Allstate Corp.	1,325,632
7,770	Unitrin, Inc.	380,575

		3,730,983

Internet Software & Services — 0.6%
2,360	Google, Inc.*	1,174,690
4,320	Yahoo!, Inc.*	123,984

		1,298,674

IT Services — 0.4%
11,140	First Data Corp.	364,278
3,560	Paychex, Inc.	143,824
11,140	Western Union Co.	250,093

		758,195

Machinery — 0.8%
12,550	Deere & Co.	1,511,899
1,850	Eaton Corp.	173,419

		1,685,318

Media — 1.4%
27,700	Clear Channel Communications, Inc.	1,063,680
14,370	Comcast Corp.*	393,882
5,250	Dow Jones & Co., Inc.	279,878

Shares	Description	Value
Common Stocks — (continued)
Media — (continued)
7,420	Gannett Co., Inc.	$436,444
3,261	Idearc, Inc.	114,950
1,340	Omnicom Group, Inc.*	141,102
12,120	The Walt Disney Co.	429,533
4,400	Tribune Co.	141,680

		3,001,149

Metals & Mining — 1.4%
12,000	Nucor Corp.	810,480
25,650	Southern Copper Corp.(a)	2,274,642

		3,085,122

Multi-Utilities — 1.1%
22,200	CenterPoint Energy, Inc.	420,246
30,060	Consolidated Edison, Inc.	1,467,529
3,010	DTE Energy Co.	159,169
3,547	Integrys Energy Group, Inc.	198,277
7,700	TECO Energy, Inc.	135,212

		2,380,433

Multiline Retail — 0.8%
19,873	J.C. Penney Co., Inc.	1,599,379
5,500	Macy’s, Inc.	219,615

		1,818,994

Oil, Gas & Consumable Fuels — 5.4%
7,210	Chevron Corp.	587,543
17,119	ConocoPhillips	1,325,524
77,412	Exxon Mobil Corp.	6,438,356
20,550	Marathon Oil Corp.	2,544,296
24,600	Spectra Energy Corp.	655,098

		11,550,817

Paper & Forest Products — 0.7%
18,400	Weyerhaeuser Co.	1,508,064

Pharmaceuticals — 4.8%
57,210	Bristol-Myers Squibb Co.	1,734,035
34,250	Eli Lilly & Co.	2,007,735
11,060	Johnson & Johnson	699,766
55,400	Merck & Co., Inc.	2,905,730
108,411	Pfizer, Inc.	2,980,219

		10,327,485

Real Estate — 0.7%
9,139	Apartment Investment & Management Co. (REIT)	501,457
1,120	Boston Properties, Inc. (REIT)	129,562
5,928	Developers Diversified Realty Corp.	365,461
3,377	Plum Creek Timber Co., Inc.	141,158
2,610	Simon Property Group, Inc. (REIT)	281,828

		1,419,466

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Road & Rail — 0.3%
4,500	Laidlaw International, Inc.	$154,350
8,980	Norfolk Southern Corp.	519,762

		674,112

Semiconductors & Semiconductor Equipment — 2.2%
80,100	Applied Materials, Inc.	1,529,910
72,080	Intel Corp.	1,598,014
12,050	Linear Technology Corp.	432,474
25,000	Maxim Integrated Products, Inc.	768,750
11,580	Microchip Technology, Inc.	469,916

		4,799,064

Software — 2.0%
135,837	Microsoft Corp.	4,166,121
8,161	Oracle Corp.*	158,160

		4,324,281

Specialty Retail — 0.4%
31,900	Limited Brands, Inc.	837,375

Textiles, Apparel & Luxury Goods — 0.6%
7,127	Hanesbrands, Inc.*	186,015
12,800	VF Corp.	1,200,384

		1,386,399

Thrifts & Mortgage Finance — 1.1%
5,160	Freddie Mac	344,636
48,430	New York Community Bancorp, Inc.	846,556
28,705	Washington Mutual, Inc.	1,254,983

		2,446,175

Tobacco — 0.8%
20,201	Altria Group, Inc.	1,436,291
5,330	UST, Inc.	284,569

		1,720,860

Trading Companies & Distributors — 0.2%
4,600	W.W. Grainger, Inc.	405,030

Wireless Telecommunication Services — 0.4%
3,330	ALLTEL Corp.	228,172
27,270	Sprint Nextel Corp.	623,119

		851,291

TOTAL COMMON STOCKS		$129,432,821

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds — 7.1%
Aerospace/Defense — 0.1%
Alliant Techsystems, Inc.
$62,000	6.750%	04/01/16	$62,775
Bombardier, Inc.(b)
50,000	6.300	05/01/14	48,750

			111,525

Principal		Interest	Maturity
Amount•		Rate	Date	Value
Corporate Bonds — (continued)
Automotive — 0.4%
DaimlerChrysler NA Holding Corp.(c)
	$450,000	5.820%	09/10/07	$450,518
Ford Motor Credit Co.
	175,000	6.625	06/16/08	175,158
General Motors Acceptance Corp.
	125,000	6.875	09/15/11	125,874

				751,550

Banks — 1.0%
ANZ Capital Trust I(b)
	125,000	4.484	12/31/49	121,425
Astoria Financial Corp.
	150,000	5.750	10/15/12	149,244
GreenPoint Bank
	125,000	9.250	10/01/10	138,108
GreenPoint Financial Corp.
	125,000	3.200	06/06/08	122,362
HBOS Capital Funding LP(b)(c)
	225,000	6.071	06/30/49	226,645
Mizuho JGB Investment LLC(b)(c)
	100,000	9.870	12/31/49	104,222
Popular North America Capital Trust I
	125,000	6.564	09/15/34	118,119
Popular North America, Inc.
	150,000	5.650	04/15/09	149,656
Resona Bank Ltd.(b)(c)
EUR	175,000	4.125	09/27/49	224,590
	$175,000	5.850	09/29/49	171,550
VTB 24 Capital PLC(c)
	100,000	6.150	12/07/09	100,570
Washington Mutual, Inc.
	100,000	8.250	04/01/10	106,654

				1,733,145

Brokerage(c) — 0.0%
Lehman Brothers Capital Trust VII
	75,000	5.857	11/29/49	74,207

Electric — 0.7%
Arizona Public Service Co.
	100,000	5.800	06/30/14	99,697
	150,000	6.250	08/01/16	152,576
CenterPoint Energy, Inc. Series B
	25,000	7.250	09/01/10	26,186
Commonwealth Edison Co.
	175,000	5.400	12/15/11	171,835
FirstEnergy Corp. Series C
	160,000	7.375	11/15/31	179,389
MidAmerican Energy Holdings Co.
	225,000	6.125	04/01/36	222,466
	25,000	5.950 (b)	05/15/37	24,071
Nevada Power Co. Series L
	100,000	5.875	01/15/15	99,166

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds — (continued)
Electric — (continued)
Progress Energy, Inc.
$100,000	5.625%	01/15/16	$99,555
75,000	7.000	10/30/31	82,105
TXU Corp. Series O
325,000	4.800	11/15/09	318,094

			1,475,140

Energy — 0.2%
Canadian Natural Resources Ltd.
100,000	5.700	05/15/17	98,272
25,000	5.850	02/01/35	23,017
100,000	6.500	02/15/37	100,137
50,000	6.250	03/15/38	48,178
Kerr-McGee Corp.
175,000	6.950	07/01/24	183,806

			453,410

Entertainment — 0.0%
Time Warner Entertainment Co.
25,000	8.375	03/15/23	29,257

Environmental — 0.1%
Allied Waste North America, Inc. Series B
125,000	7.125	05/15/16	128,594

Gaming — 0.2%
Caesars Entertainment, Inc.
125,000	8.875	09/15/08	130,156
50,000	7.500	09/01/09	51,750
Harrah’s Operating Co., Inc.
250,000	5.500	07/01/10	246,563
MGM Mirage, Inc.
50,000	8.500	09/15/10	53,250

			481,719

Health Care Services(b) — 0.1%
HCA, Inc.
125,000	9.125	11/15/14	135,625

Life Insurance — 0.5%
American International Group, Inc.
175,000	6.250	03/15/37	169,138
Americo Life, Inc.(b)
50,000	7.875	05/01/13	51,364
AXA SA(b)(c)
100,000	6.379	12/14/49	95,373
100,000	6.463	12/31/49	96,085
Lincoln National Corp.(c)
175,000	7.000	05/17/66	182,434
Phoenix Life Insurance Co.(b)
125,000	7.150	12/15/34	129,931
Prudential Funding LLC(b)
200,000	6.600	05/15/08	201,834
Reinsurance Group of America, Inc.(c)
75,000	6.750	12/15/65	74,090

			1,000,249

Principal	Interest		Maturity
Amount•	Rate		Date	Value
Corporate Bonds — (continued)
Media-Cable — 0.6%
Comcast Cable Communications Holdings, Inc.
$40,000	8.375%		03/15/13	$45,174
125,000	9.455		11/15/22	161,708
Cox Communications, Inc.
325,000	4.625		01/15/10	317,817
Cox Enterprises, Inc.(b)
250,000	4.375		05/01/08	247,342
Rogers Cable, Inc.
100,000	5.500		03/15/14	97,935
Time Warner Cable, Inc.(b)
300,000	5.400		07/02/12	296,469
75,000	6.550		05/01/37	74,146
Viacom, Inc.
125,000	5.750		04/30/11	125,301

				1,365,892

Media-Non Cable — 0.2%
AMFM, Inc.
375,000	8.000		11/01/08	385,081
Idearc, Inc.(b)
125,000	8.000		11/15/16	129,375

				514,456

Metals & Mining — 0.1%
Falconbridge Ltd.
75,000	7.250		07/15/12	80,753
Inco Ltd.
200,000	5.700		10/15/15	196,466

				277,219

Noncaptive-Financial — 0.4%
Nelnet, Inc.(c)
150,000	7.400		09/29/36	150,466
PHH Corp.
350,000	6.000		03/01/08	350,750
Residential Capital LLC
250,000	6.375		06/30/10	249,675

				750,891

Pipelines — 0.5%
Boardwalk Pipelines LP
175,000	5.875		11/15/16	172,937
CenterPoint Energy Resources Corp. Series B
150,000	5.950		01/15/14	149,810
Energy Transfer Partners LP
75,000	5.650		08/01/12	74,798
250,000	5.950		02/01/15	249,368
Enterprise Products Operating LP
175,000	4.950		06/01/10	172,190
100,000	8.375	(c)	08/01/66	108,728
50,000	7.034	(c)	01/15/68	49,598
ONEOK Partners LP
100,000	6.650		10/01/36	101,434

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds — (continued)
Pipelines — (continued)
TEPPCO Partners LP(c)
$50,000	7.000%	06/01/67	$49,145

			1,128,008

Property/Casualty Insurance — 0.6%
Arch Capital Group Ltd.
150,000	7.350	05/01/34	161,115
Aspen Insurance Holdings Ltd.
100,000	6.000	08/15/14	98,178
Catlin Insurance Co. Ltd.(b)(c)
75,000	7.249	12/31/49	73,512
CNA Financial Corp.
30,000	6.950	01/15/18	31,382
50,000	7.250	11/15/23	52,189
Endurance Specialty Holdings Ltd.
100,000	6.150	10/15/15	98,438
PartnerRe Finance(c)
25,000	6.440	12/01/66	24,361
QBE Insurance Group Ltd.(b)(c)
225,000	5.647	07/01/23	218,307
SAFECO Corp.
150,000	4.200	02/01/08	148,776
Swiss Re Capital I LP(b)(c)
225,000	6.854	05/29/49	230,778
The Chubb Corp.(c)
200,000	6.375	03/29/67	198,870

			1,335,906

REIT — 0.5%
Arden Realty, Inc.
75,000	9.150	03/01/10	82,100
iStar Financial, Inc.
75,000	5.650	09/15/11	74,127
50,000	6.500	12/15/13	50,884
iStar Financial, Inc. Series B
50,000	5.125	04/01/11	49,015
75,000	5.700	03/01/14	73,466
Reckson Operating Partnership LP
25,000	7.750	03/15/09	25,865
92,000	5.150	01/15/11	89,749
Simon Property Group LP(d)
150,000	7.000	06/15/08	151,917
Summit Properties Partnership
250,000	7.200	08/15/07	250,856
Westfield Capital Corp.(b)
125,000	5.125	11/15/14	120,743
Westfield Group(b)
150,000	5.400	10/01/12	148,650

			1,117,372

Tobacco — 0.0%
Altria Group, Inc.
25,000	7.000	11/04/13	26,754

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Corporate Bonds — (continued)
Wireless Telecommunications — 0.3%
America Movil SA de CV
$200,000	5.500%	03/01/14	$197,330
AT&T Wireless Services, Inc.
200,000	7.875	03/01/11	216,161
Sprint Capital Corp.
275,000	7.625	01/30/11	291,424

			704,915

Wirelines Telecommunications — 0.6%
Ameritech Capital Funding
50,000	6.250	05/18/09	50,482
AT&T, Inc.
200,000	4.125	09/15/09	194,232
Deutsche Telekom International Finance BV
200,000	8.250	06/15/30	244,578
Qwest Corp.
50,000	8.875	03/15/12	54,875
Telecom Italia Capital
100,000	4.000	01/15/10	96,238
225,000	4.950	09/30/14	211,007
Telecomunicaciones de Puerto Rico, Inc.
100,000	6.800	05/15/09	101,347
TPSA Finance BV(b)
175,000	7.750	12/10/08	180,374
Windstream Corp.
125,000	8.625	08/01/16	136,250

			1,269,383

TOTAL CORPORATE BONDS			$14,865,217

Mortgage-Backed Obligations — 16.6%
Adjustable Rate GNMA(c) — 0.6%
$25,694	5.375%	06/20/23	$25,909
11,616	5.750	07/20/23	11,747
12,146	5.750	08/20/23	12,247
32,247	5.750	09/20/23	32,514
9,237	6.375	03/20/24	9,345
86,319	5.375	04/20/24	86,993
11,413	5.375	05/20/24	11,507
82,763	5.375	06/20/24	83,524
45,560	5.750	07/20/24	46,024
64,006	5.750	08/20/24	64,671
21,280	5.750	09/20/24	21,488
24,027	6.125	11/20/24	24,330
20,873	6.125	12/20/24	21,129
17,440	6.375	01/20/25	17,683
8,822	6.375	02/20/25	8,945
29,313	5.375	05/20/25	29,627
20,004	5.750	07/20/25	20,238
13,587	6.375	02/20/26	13,745
558	5.750	07/20/26	564
34,328	6.375	01/20/27	34,782
11,289	6.375	02/20/27	11,422
98,902	5.375	04/20/27	99,817

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(c) — (continued)
$11,490	5.375%	05/20/27	$11,586
11,556	5.375	06/20/27	11,652
3,344	6.125	11/20/27	3,378
13,595	6.125	12/20/27	13,731
29,209	6.375	01/20/28	29,569
10,767	6.250	02/20/28	10,881
10,801	6.375	03/20/28	10,930
72,414	5.500	07/20/29	73,134
26,852	5.500	08/20/29	27,119
11,124	5.500	09/20/29	11,239
33,006	6.125	10/20/29	33,381
41,959	6.125	11/20/29	42,442
11,300	6.125	12/20/29	11,429
16,097	6.250	01/20/30	16,289
7,433	6.250	02/20/30	7,521
29,742	6.250	03/20/30	30,096
50,966	5.375	04/20/30	51,486
131,180	5.375	05/20/30	132,606
12,565	5.375	06/20/30	12,686
87,562	5.500	07/20/30	88,730
12,256	5.500	09/20/30	12,419
30,056	5.875	10/20/30	30,366

			1,360,921

Adjustable Rate FHLMC(c) — 0.8%
754,378	4.582	08/01/35	748,738
885,758	4.679	09/01/35	879,609

			1,628,347

Adjustable Rate FNMA(c) — 1.4%
55,569	7.509	09/01/32	56,266
759,676	3.847	10/01/33	747,611
405,023	4.393	12/01/33	401,789
556,827	4.217	01/01/34	550,537
795,002	4.250	02/01/34	784,992
573,572	4.617	01/01/35	568,425

			3,109,620

Adjustable Rate Non-Agency(c) — 5.9%
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
965,527	4.142	02/25/37	944,242
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
415,096	5.620	08/25/35	416,416
Countrywide Alternative Loan Trust Series 2005-38, Class A3
449,069	5.670	09/25/35	449,794
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
699,833	5.540	04/25/46	700,313
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
964,760	4.765	07/25/35	951,481
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
87,980	5.700	11/25/34	88,417
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
444,692	4.716	06/25/34	442,990
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1
820,661	5.550	02/25/36	821,734

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(c) — (continued)
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
$185,766	4.700%	11/25/33	$185,869
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
831,345	5.640	08/25/45	833,417
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
576,113	5.610	07/25/45	576,951
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
930,450	5.947	09/25/46	934,872
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR13, Class 1A
884,784	5.907	10/25/46	889,016
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR7, Class A1A
804,122	5.947	09/25/46	808,290
Washington Mutual Series 2005-AR19, Class A1A1
467,384	5.590	12/25/45	468,598
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
639,872	4.975	10/25/35	636,881
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3
815,291	4.999	10/25/35	803,234
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
860,458	5.089	03/25/36	852,936
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
793,742	5.598	07/25/36	789,734

			12,595,185

FHLMC — 2.1%
99,102	8.000	07/01/15	104,060
27,300	7.000	12/01/15	27,862
92,089	6.500	07/01/16	94,049
1,779,240	4.000	06/01/19	1,665,388
61,685	7.500	03/01/27	64,164
145,728	6.500	12/01/29	149,439
196,675	7.000	04/01/31	203,796
213,061	7.000	07/01/32	220,494
1,243,918	6.500	01/01/33	1,273,350
664,739	6.500	04/01/34	678,803

			4,481,405

FNMA — 2.8%
76,111	7.000	01/01/16	78,389
735,325	5.000	12/01/17	719,035
42,263	4.500	04/01/18	40,565
360,298	4.500	05/01/18	345,822
487,733	4.500	06/01/18	468,136
25,963	4.500	07/01/18	24,920
1,666,224	4.500	08/01/18	1,599,277
887,963	4.000	09/01/18	833,307

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$831,075	5.000%	06/01/19	$812,538
67,545	7.000	11/01/30	69,504
139,160	7.500	03/01/31	143,438
921,070	7.500	01/01/37	954,139

			6,089,070

Commercial Mortgage-Backed Securities — 2.5%
Interest Only(b)(c)(f) — 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
2,388,753	1.172	03/13/40	88,542
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP
1,698,267	1.765	05/15/38	59,192
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
2,957,693	1.625	02/11/36	126,958

			274,692

Sequential Fixed Rate — 2.4%
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
445,269	6.550	01/17/35	445,927
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A
600,000	7.202	10/15/32	626,367
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
1,000,000	5.512	11/10/45	985,868
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
1,000,000	6.278	11/15/39	1,025,001
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
1,000,000	5.197	11/15/30	973,828
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
1,000,000	5.156	02/15/31	969,490

			5,026,481

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			5,301,173

Collateralized Mortgage Obligations — 0.5%
Regular Floater(c)(i) — 0.0%
FHLMC Series 3038, Class XA
74,809	0.000	09/15/35	70,373

Interest Only(f) — 0.1%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
269,821	5.500	06/25/33	29,819
Countrywide Home Loan Trust Series 2003-42, Class 2X1(c)
1,327,157	0.363	10/25/33	5,279
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
15,611	5.500	06/25/33	797
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
329,698	5.250	07/25/33	37,592
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(c)
157,477	0.782	07/25/33	684
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(c)
196,209	0.605	08/25/33	943
FHLMC Series 2575, Class IB
183,799	5.500	08/15/30	17,333

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(c) — (continued)
FNMA Series 2004-47, Class EI(i)
$300,596	0.000	06/25/34	$13,513
FNMA Series 2004-62, Class DI(i)
114,294	0.000	07/25/33	5,307
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX
156,412	0.679	08/25/33	1,163
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX
47,569	1.158	07/25/33	702
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR04, Class X1
356,295	1.181	01/25/08	2,231
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR12, Class X
724,748	0.486	02/25/34	3,969
Washington Mutual Series 2003-AR07, Class X
736,264	0.941	06/25/08	5,064

			124,396

Inverse Floaters(c) — 0.2%
FNMA Series 1993-248, Class SA REMIC
174,931	4.914	08/25/23	164,066
GNMA Series 2001-48, Class SA
29,620	9.198	10/16/31	31,433
GNMA Series 2001-51, Class SA
47,218	9.447	10/16/31	50,811
GNMA Series 2001-51, Class SB
59,254	9.198	10/16/31	63,410
GNMA Series 2001-59, Class SA
44,779	9.035	11/16/24	47,485
GNMA Series 2002-13, Class SB
19,277	12.740	02/16/32	23,212

			380,417

Sequential Fixed Rate — 0.2%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
311,903	6.500	03/25/32	310,086
FNMA REMIC Trust Series 2002-24, Class AE
105,457	6.000	04/25/16	105,148
FNMA Series 1993-76, Class PJ
96,273	6.000	06/25/08	96,185

			511,419

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			1,086,605

TOTAL MORTGAGE-BACKED OBLIGATIONS			$35,652,326

Agency Debentures — 5.4%
FFCB
$1,200,000	4.500%	08/08/11	$1,158,594
1,000,000	4.400	04/25/12	965,861
2,000,000	4.550	08/10/12	1,941,026

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount•	Rate	Date	Value
Agency Debentures — (continued)
FFCB — (continued)
$900,000	4.700%	08/10/15	$865,583
FHLB
1,000,000	4.080	04/26/10	972,023
700,000	4.516	08/10/10	687,525
1,200,000	7.375	02/13/15	1,361,882
FNMA
3,000,000	3.860	02/22/08	2,969,061
Tennessee Valley Authority
600,000	5.375	04/01/56	586,620

TOTAL AGENCY DEBENTURES			$11,508,175

Asset-Backed Securities — 0.9%
Home Equity(c) — 0.8%
Countrywide Home Equity Loan Trust Series 2002-E, Class A
$171,629	5.580%	10/15/28	$171,752
Countrywide Home Equity Loan Trust Series 2003-A, Class A
466,641	5.670	03/15/29	467,520
Countrywide Home Equity Loan Trust Series 2003-D, Class A
264,064	5.580	06/15/29	264,293
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A
299,932	5.600	02/15/34	300,073
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
273,174	5.560	02/15/30	273,384
Impac CMB Trust Series 2004-10, Class 2A
294,583	5.640	03/25/35	295,373

			1,772,395

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
206,318	8.330	04/01/30	217,728

TOTAL ASSET-BACKED SECURITIES			$1,990,123

U.S. Treasury Obligations — 4.3%
United States Treasury Bonds
$275,000	4.500%	02/15/36	$253,413
United States Treasury Inflation Protected Securities
217,820	2.375	01/15/25	212,851
203,598	2.375	01/15/27	198,890
United States Treasury Notes
1,300,000	4.875	10/31/08	1,297,465
1,100,000	4.500	03/31/09	1,091,493
300,000	4.750	03/31/11	298,923
2,100,000	4.875	08/15/16	2,094,708
100,000	4.625	02/15/17	97,781
United States Treasury Principal-Only STRIPS(e)
200,000	0.000	08/15/20	102,286
2,200,000	0.000	05/15/21	1,077,628
300,000	0.000	11/15/21	143,319
2,850,000	0.000	11/15/22	1,294,042
400,000	0.000	11/15/24	164,024
600,000	0.000	02/15/25	243,168
700,000	0.000	11/15/26	260,414
1,000,000	0.000	05/15/30	316,137

TOTAL U.S. TREASURY OBLIGATIONS			$9,146,542

Principal		Interest	Maturity
Amount•		Rate	Date	Value

Emerging Market Debt — 1.2%
Barclays Bank PLC(b)(e)
BRL	265,000	0.000%	05/17/45	$228,319
Brazil Inflation Linked Credit Linked Notes(g)
	910,000	10.400 (b)	05/15/09	526,758
	1,400,000	6.000	05/15/11	745,681
Egyptian T-Bill Credit Linked Note(e)(h)
	$640,000	0.000	11/15/07	678,080
Gazinvest Luxembourg SA
	230,000	7.250	10/30/08	233,726
Republic of Argentina(c)
	570,744	5.830	12/31/33	195,210
VTB Capital (Vneshtorgbank)(b)(c)
	290,000	5.955	08/01/08	290,362

TOTAL EMERGING MARKET DEBT				$2,898,136

Principal		Interest	Termination
Amount•		Rate	Date	Value
Structured Note(g) — 0.5%
Merrill Lynch International
BRL	1,291,000	6.000%	05/15/45	$1,126,953

Principal		Interest	Maturity
Amount•		Rate	Date	Value
Repurchase Agreement(j) — 3.5%
Joint Repurchase Agreement Account II
	$7,500,000	5.314%	06/01/07	$7,500,000
Maturity Value: $7,501,107

TOTAL INVESTMENTS BEFORE SECURITES LENDING COLLATERAL				$214,120,293

		Interest
Shares		Rate		Value
Securities Lending Collateral — 1.2%
Boston Global Investment Trust — Enhanced Portfolio
	2,638,750	5.273%		$2,638,750

TOTAL INVESTMENTS — 101.0%				$216,759,043

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%				(2,062,467)

NET ASSETS — 100.0%				$214,696,576

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

• The principal amount of each security is stated in the currency in which the bond is denominated. All amounts shown are in U.S. dollars unless otherwise noted. See below.

Currency Description

AUD	= Australian Dollar
BRL	= Brazilian Real
EUR	= Euro Currency
PLN	= Polish Zloty
TRY	= New Turkish Lira

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

* Non-income producing security.

(a) All or portion of security is on loan.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 4,671,292, which represents approximately 2.2% of net assets as of May 31, 2007.

(c) Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.

(d) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(g) The underlying security is a government bond issued by the Federal Republic of Brazil.

(h) The underlying security is a government bond issued by the Arab Republic of Egypt.

(i) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(j) Joint repurchase agreement was entered into on May 31, 2007. Additional information appears in the Additional Investment Information section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At May 31, 2007, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies:

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Sale Contract	Date	Settlement Date	Value	Gain

British Pound	Sale	08/14/07	$89,243	$89,235	$8

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Sale Contract	Date	Settlement Date	Value	Loss

Brazilian Real	Sale	06/05/07	$630,917	$703,810	$(72,893)
Brazilian Real	Sale	06/06/07	533,984	599,929	(65,945)
Brazilian Real	Sale	06/12/07	163,334	181,885	(18,551)
Brazilian Real	Sale	06/21/07	283,694	290,278	(6,584)
Brazilian Real	Sale	06/29/07	297,092	314,740	(17,648)
Brazilian Real	Sale	07/11/07	592,376	597,163	(4,787)
Brazilian Real	Sale	08/02/07	1,244,595	1,291,817	(47,222)
Euro	Sale	06/28/07	418,212	418,400	(188)

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED LOSS					$(233,818)

FUTURES CONTRACTS — At May 31, 2007, the following futures contracts were open:

	Number of
	Contracts Long	Settlement	Market	Unrealized
Type	(Short)	Month	Value	Gain (Loss)

Eurodollars	14	June 2007	$3,312,400	$(3,641)
Eurodollars	8	September 2007	1,893,300	(8,702)
Eurodollars	(6)	December 2007	(1,420,650)	6,067
Eurodollars	(2)	March 2008	(473,925)	2,243
Eurodollars	(3)	June 2008	(711,300)	750
Eurodollars	1	September 2008	237,162	(416)
S&P 500 Index	19	June 2007	1,456,255	(1,558)
U.S. Treasury Bonds	22	September 2007	2,400,750	(22,359)
5 Year U.S. Treasury Notes	89	September 2007	9,294,938	(22,191)
10 Year U.S. Treasury Notes	(89)	September 2007	(9,467,375)	74,738

TOTAL			$6,521,555	$24,931

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At May 31, 2007, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $7,500,000, in principal amount.

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	5.32%	06/01/07	$1,500,221,667

Barclays Capital PLC	1,350,000,000	5.32	06/01/07	1,350,199,500

Citigroup Global Markets, Inc.	1,500,000,000	5.31	06/01/07	1,500,221,250

Credit Suisse Securities (USA) LLC	500,000,000	5.31	06/01/07	500,073,750

Deutsche Bank Securities, Inc.	1,000,000,000	5.31	06/01/07	1,000,147,500

Greenwich Capital Markets	500,000,000	5.32	06/01/07	500,073,889

Merrill Lynch	750,000,000	5.31	06/01/07	750,110,625

UBS Securities LLC	500,000,000	5.31	06/01/07	500,073,750

Wachovia Capital Markets	250,000,000	5.31	06/01/07	250,036,875

TOTAL	$7,850,000,000			$7,851,158,806

At May 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Mortgage Association, 0.000% to 11.000%, due 02/01/08 to 06/01/37; Federal National Mortgage Association, 0.000% to 10.500%, due 06/01/07 to 05/01/47 and Government National Mortgage Association, 4.500% to 9.000%, due 10/15/09 to 05/15/37. The aggregate market value of the collateral, including accrued interest, was $8,032,004,959.

SWAP CONTRACTS — At May 31, 2007, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$4,000	10/14/08	3.514%	3 month LIBOR	$	$(110,407)
Salomon Smith Barney, Inc.	PLN 5,000	01/16/09	4.665	6 month WIBO	—	(7,179)
Banc of America Securities LLC(a)	$5,000	06/21/10	5.000	3 month LIBOR	27,688	(71,087)
Banc of America Securities LLC	4,000	10/06/10	4.703	3 month LIBOR	—	(80,391)
Banc of America Securities LLC	4,000	04/06/12	4.736	3 month LIBOR	—	(108,156)
Banc of America Securities LLC	5,000	04/19/12	4.547	3 month LIBOR	—	(176,036)
Banc of America Securities LLC(a)	21,400	06/20/12	5.000	3 month LIBOR	(23,280)	(299,796)
Banc of America Securities LLC(a)	32,300	06/20/12	3 month LIBOR	5.000	192,546	295,088
Bear Stearns & Co., Inc.(a)	4,300	06/20/12	3 month LIBOR	5.000	30,633	34,274
Deutsche Bank Securities, Inc.(a)	AUD 3,250	06/20/12	6 month BBSW	6.250	43,628	4,245
Deutsche Bank Securities, Inc.(a)	AUD 3,250	06/20/12	6.250	6 month BBSW	(13,621)	(34,252)
Deutsche Bank Securities, Inc.(a)	$19,200	06/20/12	5.000	3 month LIBOR	(28,374)	(261,445)
Deutsche Bank Securities, Inc.(a)	22,700	06/20/12	3 month LIBOR	5.000	84,285	258,366
JPMorgan Securities, Inc.(a)	3,000	06/20/12	3 month LIBOR	5.000	21,386	23,898

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

INTEREST RATE SWAP CONTRACTS — (continued)

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC(a)	$14,900	06/20/14	5.100%	3 month LIBOR	$94,472	$(345,939)
Banc of America Securities LLC(a)	11,600	06/20/14	3 month LIBOR	5.100%	10,775	184,999
Deutsche Bank Securities, Inc.(a)	11,100	06/20/14	5.100	3 month LIBOR	102,089	(289,423)
Deutsche Bank Securities, Inc.(a)	1,800	06/20/14	3 month LIBOR	5.100	13,026	17,352
JPMorgan Securities, Inc.(a)	7,500	06/20/14	5.100	3 month LIBOR	82,594	(209,171)
JPMorgan Securities, Inc.(a)	4,500	06/20/14	3 month LIBOR	5.100	27,466	48,481
Bear Stearns & Co., Inc.	3,000	06/20/16	5.666	3 month LIBOR	—	92,505
JPMorgan Securities, Inc.(a)	1,100	06/20/17	5.100	3 month LIBOR	16,702	(46,823)
Banc of America Securities LLC	5,000	11/12/19	3 month LIBOR	5.069	—	199,248
Banc of America Securities LLC(a)	400	06/20/22	3 month LIBOR	5.250	6,816	5,454
Banc of America Securities LLC(a)	4,200	06/20/22	5.250	3 month LIBOR	(25,217)	(103,620)
Bear Stearns & Co., Inc.(a)	100	06/20/22	5.250	3 month LIBOR	(2,057)	(1,011)
Deutsche Bank Securities, Inc.(a)	1,200	06/20/22	3 month LIBOR	5.250	20,395	16,415
Deutsche Bank Securities, Inc.(a)	900	06/20/22	5.250	3 month LIBOR	(20,449)	(7,160)

TOTAL					$661,503	$(971,571)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to May 31, 2007.

LIBOR — London Interbank Offered Rate
BBSW — Australian Bank Bill Swap Reference Rate
WIBO — Warsaw Interbank Offered Rate

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CREDIT DEFAULT SWAP CONTRACTS

					Upfront
		Notional	Rate		Payments made
		Amount	Paid by	Termination	(received) by the	Unrealized
Referenced Obligation	Swap Counterparty	(000s)	Fund	Date	Fund	Gain (Loss)

Protection Purchased:
Brazilian Government International	Salomon Smith Barney, Inc.	$700	1.300%	02/20/11	$—	$(22,784)
Brazilian Government International	Salomon Smith Barney, Inc.	400	1.500	08/22/11	—	(16,595)
Core Investment Grade Bond Trust	JPMorgan Securities, Inc.	16,300	0.400	12/20/11	(31,311)	(26,209)
Core Investment Grade Bond Trust	Banc of America Securities LLC	7,400	0.350	06/20/12	11,775	(18,452)
Core Investment Grade Bond Trust	JPMorgan Securities, Inc.	10,000	0.350	06/20/12	10,251	(19,510)
Core Investment Grade Bond Trust	JPMorgan Securities, Inc.	7,000	0.650	12/20/16	(53,290)	36,553

TOTAL					$(62,575)	$(66,997)

TOTAL RETURN SWAP CONTRACTS (NON-USD DENOMINATED)

	Notional
	Amount	Termination	Reference	Value to be	Unrealized
Swap Counterparty	(000s)	Date	Security	Exchanged#	Gain

Citibank NA	TRY 536	01/20/11	Turkish Government Bond	TRY Central Deposit Bank + 0.70%	$9,643
Citibank NA	TRY 789	03/07/12	Turkish Government Bond	TRY Central Deposit Bank + 0.50%	5,673
Deutsche Bank AG	TRY 1,220	03/07/12	Turkish Government Bond	TRY Central Deposit Bank + 0.50%	2,640

TOTAL					$17,956

# The Fund does not make or receive periodic payments in accordance with the swap contracts. On the termination date of the swap contracts, the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued payments and the change in value of the reference security (notional multiplied by the price of the reference security, converted to U.S. Dollars)

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TOTAL RETURN INDEX SWAP CONTRACTS (USD DENOMINATED)

	Notional
	Amount	Termination	Reference	Payments to be	Unrealized
Swap Counterparty	(000s)	Date	Security	Exchanged(a)	Gain(Loss)

Banc of America Securities LLC	$2,000	06/04/07	Banc of America Securities LLC	Monthly duration	$3,123
			CMBS AAA 10Yr Index	adjusted return

JPMorgan Securities, Inc.	2,000	06/04/07	Banc of America Securities LLC	Monthly duration	(6)
			CMBS AAA 10Yr Index	adjusted return

Banc of America Securities LLC	1,000	06/19/07	Banc of America Securities LLC	Monthly duration	1,519
			CMBS AAA 10Yr Index	adjusted return

Banc of America Securities LLC	1,000	07/02/07	Banc of America Securities LLC	Monthly duration	1,561
			CMBS AAA 10Yr Index	adjusted return

Banc of America Securities LLC	1,000	07/18/07	Banc of America Securities LLC	Monthly duration	1,564
			CMBS AAA 10Yr Index	adjusted return

Banc of America Securities LLC	2,000	08/02/07	Banc of America Securities LLC	Monthly duration	3,060
			CMBS AAA 10Yr Index	adjusted return

Banc of America Securities LLC	1,000	09/04/07	Banc of America Securities LLC	Monthly duration	(1,697)
			CMBS AAA 10Yr Index	adjusted return

JPMorgan Securities, Inc.	1,000	09/04/07	Banc of America Securities LLC	Monthly duration	(1,509)
			CMBS AAA 10Yr Index	adjusted return

DMG & Partners	1,000	09/04/07	Banc of America Securities LLC	Monthly duration	(1,509)
			CMBS AAA 10Yr Index	adjusted return

Banc of America Securities LLC	1,000	10/02/07	Banc of America Securities LLC	Monthly duration	1,550
			CMBS AAA 10Yr Index	adjusted return

TOTAL					$7,656

(a) Fund receives payments based on any positive monthly duration adjusted return of the underlying index. Fund makes payments on any such negative returns.

TAX INFORMATION — At May 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$184,578,761

Gross unrealized gain	33,457,282
Gross unrealized loss	(1,277,000)

Net unrealized security gain	$32,180,282

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At May 31, 2007, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities. The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.

Segregation Transactions — The Fund may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Structured Notes — The Fund may invest in structured notes whose value is based on the price movements of a reference security or index. The value of these structured notes will rise and fall in response to changes in the reference security or index. On termination date of each structured note, the Fund will receive a payment from a counterparty based on the value of the referenced security (notional multiplied by price of the referenced security) and record a realized gain or loss. These structured notes are subject to credit and interest rate risks.

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credits, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Fund may invest in the following types of swaps;

     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

May 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS    (continued)

     A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of the decline in the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically a corporate issuer on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of a corporate issuer or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received may be less than the maximum payment amount it pays to the counterparty, resulting in a loss to the Fund.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or models prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. An upfront payment made and/or received by the Fund is recorded as an asset and/or liability on the Statement of Assets and Liabilities and is recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on termination date. Periodic payments received or made on swap contracts are recorded as a realized gain or loss on the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements or, with respect to Credit Default Swaps, when a credit event occurs and recorded as realized gains from swaps on the Statement of Operations.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE P. UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date: July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE P. UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date: July 30, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date: July 30, 2007

* Print the name and title of each signing officer under his or her signature.